Assets and Liabilities Held for Sale and Discontinued Operations - Results of Operations (Details) - CoolCo - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Vessel operating expenses	$ (8,466)	$ (37,066)
Voyage, charterhire and commission expenses	(1,229)	(2,443)
Administrative expenses	1,757	(1,029)
Project development expenses	(62)	(149)
Depreciation and amortization	(5,745)	(32,576)
Impairment of long-lived assets	(218,349)	0
Other operating income	4,374	5,020
Operating (loss)/income	(188,999)	51,080
Other non-operating losses	0	(124)
Interest income	4	4
Interest expense	(4,725)	(16,799)
Other financial items, net	(787)	(293)
Income taxes	(385)	(158)
Income from discontinued operations	(194,892)	33,710
Loss on CoolCo disposal	(10,060)	0
Net (loss)/income from discontinued operations	(204,952)	33,710
Assets and liabilities disposed	355,400
Cash sale proceeds	218,200
Discontinued operation, consideration, value of shares received	127,100
Time and voyage charter revenues
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues	37,289	119,323
Vessel and Other Management Fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Time and voyage charter revenues	$ 1,432	$ 0